CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated variable interest entities and VIE's subsidiary CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	1,166
Deferred revenue, current portion	109,451	78,547
Accrued expenses and other current liabilities	19,749	24,162
Income tax payable	11,433	13,774
Deferred revenue, non-current portion	801